Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Summary of Analysis of Defined Benefit Pension Plans

Pension and other post-employment costs	2024 £m	2023 £m	2022 £m
UK pension schemes	120	96	114
US pension schemes	40	56	48
Other overseas pension schemes	151	146	154
Unfunded post-retirement healthcare schemes	57	58	53
	368	356	369
Analysed as:
Funded defined benefit/hybrid pension schemes	132	134	152
Unfunded defined benefit pension schemes	29	35	31
Unfunded post-retirement healthcare schemes	57	58	53
Defined benefit schemes	218	227	236
Defined contribution pension schemes	150	129	133
	368	356	369

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:
	2024 £m	2023 £m	2022 £m
Cost of sales	87	94	104
Selling, general and administration	92	91	90
Research and development	39	42	42
	218	227	236

Summary of Average Life Expectancy Assumed	The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2044 for an individual then at the age of 60 is as follows:

	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	26.8	28.3	27.4	28.8
Projected for 2044	27.9	29.5	28.9	30.2

Summary of Financial Assumptions in Assessing Defined Benefit Liabilities	The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

			UK			US	Rest of World
	2024 % pa	2023 % pa	2022 % pa	2024 % pa	2023 % pa	2022 % pa	2024 % pa	2023 % pa	2022 % pa
Rate of increase of future earnings	n/a	n/a	n/a	n/a	n/a	n/a	3.20	3.20	3.40
Discount rate	5.50	4.60	4.80	5.50	5.00	5.30	3.30	3.10	3.40
Expected pension increases	2.90	2.90	3.10	n/a	n/a	n/a	2.40	2.50	2.40
Cash balance credit/conversion rate	n/a	n/a	n/a	4.80	4.00	3.90	1.10	0.60	0.80
Inflation rate	2.90	2.90	3.10	2.50	2.50	2.50	1.90	2.00	2.30

Summary of Amounts Recorded in Income Statement and Statement of Comprehensive Income Related to Defined Benefit Pension and Post-retirement Healthcare Schemes	The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December
2024 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits
2024	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	–	3	94	97	14
Past service cost	18	–	–	18	–
Net interest (income)/cost	(15)	26	14	25	43
Gains from settlements	–	–	(2)	(2)	–
Expenses	12	11	–	23	–
	15	40	106	161	57

Remeasurement gains/(losses) recorded in the statement of comprehensive income	237	90	129	456	50

				Pensions	Post-retirement benefits
2023	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	—	5	91	96	12
Past service cost/(credit)	3	–	–	3	–
Net interest (income)/cost	(5)	35	16	46	47
Gains from settlements	–	–	(6)	(6)	–
Expenses	14	16	–	30	(1)
	12	56	101	169	58

Remeasurement gains/(losses) recorded in the statement of comprehensive income	28	45	38	111	(40)

				Pensions	Post-retirement benefits
2022	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	13	7	126	146	22
Past service cost/(credit)	6	—	—	6	—
Net interest (income)/cost	(11)	20	9	18	32
Gains from settlements	–	–	(22)	(22)	–
Expenses	14	21	—	35	(1)
	22	48	113	183	53

Remeasurement gains/(losses) recorded in the statement of comprehensive income[1]	(1,169)	36	261	(872)	228

Summary of Balance Sheet Presentation of Group Defined Benefit Pension Schemes and Other Post-retirement Benefits	A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2024 £m	2023 £m	2022 £m
Recognised in other non-current assets:
Pension schemes in surplus	898	634	229
Recognised in pensions and other post-employment benefits:
Pension schemes in deficit	(1,001)	(1,397)	(1,585)
Post-retirement benefits	(863)	(943)	(994)
	(1,864)	(2,340)	(2,579)

Summary of Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group	The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2024		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,669	472	364	2,505
	– unlisted	–	–	2	2
Multi-asset funds		923	–	–	923
Property:	– listed	–	–	–	–
	– unlisted	407	99	24	530
Corporate bonds:	– listed	2,104	739	208	3,051
	– unlisted	–	–	15	15
Government bonds:	– listed	4,107	772	489	5,368
Insurance contracts		883	–	822	1,705
Other (liabilities)/assets		(1,291)	125	81	(1,085)
Fair value of assets		8,802	2,207	2,005	13,014
Present value of scheme obligations		(8,241)	(2,596)	(2,280)	(13,117)
Net surplus/(obligation)		561	(389)	(275)	(103)
Included in other non-current assets		725	–	173	898
Included in pensions and other post-employment benefits		(164)	(389)	(448)	(1,001)
		561	(389)	(275)	(103)
Actual return/(loss) on plan assets		(213)	132	121	40

At 31 December 2023		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,647	447	349	2,443
	– unlisted	–	–	2	2
Multi-asset funds		852	–	–	852
Property:	– listed	–	–	–	–
	– unlisted	467	119	24	610
Corporate bonds:	– listed	2,019	698	205	2,922
	– unlisted	–	–	15	15
Government bonds:	– listed	4,897	774	527	6,198
Insurance contracts		990	–	771	1,761
Other (liabilities)/assets		(1,374)	104	89	(1,181)
Fair value of assets		9,498	2,142	1,982	13,622
Present value of scheme obligations		(9,222)	(2,757)	(2,406)	(14,385)
Net surplus/(obligation)		276	(615)	(424)	(763)
		—	—	—	—
Included in other non-current assets		457	–	177	634
Included in pensions and other post-employment benefits		(181)	(615)	(601)	(1,397)
		276	(615)	(424)	(763)

Actual return on plan assets		647	196	138	981

At 31 December 2022		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,351	437	371	2,159
	– unlisted	–	–	2	2
Multi-asset funds		1,101	–	–	1,101
Property:	– listed	–	–	19	19
	– unlisted	464	140	1	605
Corporate bonds:	– listed	1,692	779	124	2,595
	– unlisted	–	–	15	15
Government bonds:	– listed	4,048	723	558	5,329
Insurance contracts		1,003	–	691	1,694
Other (liabilities)/assets		(645)	181	89	(375)
Fair value of assets		9,014	2,260	1,870	13,144
Present value of scheme obligations		(9,117)	(3,030)	(2,353)	(14,500)
Net surplus/(obligation)		(103)	(770)	(483)	(1,356)

Included in Other non-current assets		109	–	120	229
Included in Pensions and other post-employment benefits		(212)	(770)	(603)	(1,585)
		(103)	(770)	(483)	(1,356)

Actual return on plan assets		(4,710)	(253)	(550)	(5,513)

Summary of Movements in Fair Values of Assets

31. Pensions and other post-employment benefits continued
				Pensions	Post-retirement benefits
Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m
Assets at 1 January 2022	13,632	2,524	2,906	19,062	–
Exchange adjustments	–	286	122	408	–
Interest income	271	71	28	370	–
Expenses	(14)	(21)	–	(35)	–
Settlements and curtailments	–	–	(8)	(8)	–
Remeasurement	(4,981)	(324)	(578)	(5,883)	–
Employer contributions	755	50	114	919	117
Scheme participants’ contributions	–	–	15	15	18
Transfer to assets held for sale/distribution	–	–	(624)	(624)	–
Benefits paid	(649)	(326)	(105)	(1,080)	(135)
Assets at 31 December 2022	9,014	2,260	1,870	13,144	–
Exchange adjustments	–	(125)	(84)	(209)	–
Interest income	430	111	60	601	–
Expenses	(14)	(16)	–	(30)	–
Settlements and curtailments	–	–	2	2	–
Remeasurement	217	85	78	380	–
Employer contributions	363	125	118	606	98
Scheme participants’ contributions	–	–	11	11	18
Benefits paid	(512)	(298)	(73)	(883)	(116)
Assets at 31 December 2023	9,498	2,142	1,982	13,622	–
Exchange adjustments	–	37	(116)	(79)	–
Interest income	426	102	59	587	–
Expenses	(12)	(11)	–	(23)	–
Settlements and curtailments	–	–	(1)	(1)	–
Remeasurement	(639)	30	62	(547)	–
Employer contributions	63	179	109	351	94
Scheme participants’ contributions	–	–	11	11	18
Benefits paid	(534)	(272)	(101)	(907)	(112)
Assets at 31 December 2024	8,802	2,207	2,005	13,014	–

Summary of Movements in Defined Benefit Obligations

				Pensions	Post-retirement benefits
Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m
Obligations at 1 January 2022	(13,299)	(3,248)	(3,644)	(20,191)	(1,243)
Exchange adjustments	–	(371)	(124)	(495)	(125)
Service cost	(13)	(7)	(126)	(146)	(22)
Past service cost	(6)	–	–	(6)	–
Interest cost	(260)	(91)	(37)	(388)	(32)
Settlements and curtailments	–	–	29	29	–
Remeasurement	3,812	360	839	5,011	228
Scheme participants’ contributions	–	–	(15)	(15)	(18)
Transfer to assets held for sale/distribution	–	–	621	621	83
Benefits paid	649	326	105	1,080	135
Obligations at 31 December 2022	(9,117)	(3,031)	(2,352)	(14,500)	(994)
Exchange adjustments	–	166	87	253	53
Service cost	–	(5)	(91)	(96)	(13)
Past service cost	(3)	–	–	(3)	–
Interest cost	(425)	(145)	(76)	(646)	(47)
Settlements and curtailments	–	–	4	4	–
Remeasurement	(189)	(40)	(40)	(269)	(40)
Scheme participants’ contributions	–	–	(11)	(11)	(18)
Benefits paid	512	298	73	883	116
Obligations at 31 December 2023	(9,222)	(2,757)	(2,406)	(14,385)	(943)
Exchange adjustments	–	(40)	133	93	(7)
Service cost	–	(3)	(94)	(97)	(14)
Past service cost	(18)	–	–	(18)	–
Interest cost	(411)	(128)	(73)	(612)	(43)
Settlements and curtailments	–	–	3	3	–
Remeasurement	876	60	67	1,003	50
Scheme participants’ contributions	–	–	(11)	(11)	(18)
Benefits paid	534	272	101	907	112
Obligations at 31 December 2024	(8,241)	(2,596)	(2,280)	(13,117)	(863)

Summary of Funded and Unfunded Defined Benefit Pension Obligation	The defined benefit pension obligation is analysed as follows:

	2024 £m	2023 £m	2022 £m
Funded	(12,564)	(13,782)	(13,887)
Unfunded	(553)	(603)	(613)
	(13,117)	(14,385)	(14,500)

Summary of Net Defined Benefit Liability	The movement in the net defined benefit liability is as follows:

	2024 £m	2023 £m	2022 £m
At 1 January	(763)	(1,356)	(1,129)
Exchange adjustments	14	44	(87)
Service cost	(97)	(96)	(146)
Past service cost	(18)	(3)	(6)
Interest cost	(25)	(45)	(18)
Settlements and curtailments	2	6	21
Remeasurements:
Return on plan assets, excluding amounts included in interest	(547)	380	(5,883)
Gain/(loss) from change in demographic assumptions	90	135	92
Gain/(loss) from change in financial assumptions	890	(137)	5,868
Experience gain/(loss)	23	(267)	(949)
Employer contributions	351	606	919
Transfer to assets held for sale/distribution	–	–	(3)
Expenses	(23)	(30)	(35)
At 31 December	(103)	(763)	(1,356)
The remeasurements included within post-retirement benefits are detailed below:

	2024 £m	2023 £m	2022 £m
Gain from change in demographic assumptions	7	7	21
Gain/(loss) from change in financial assumptions	44	(43)	219
Experience gain/(loss)	(1)	(4)	(12)
	50	(40)	228

Summary of Defined Benefit Pension Obligation Analysed by Membership Category	The defined benefit pension obligation analysed by membership category is as follows:

	2024 £m	2023 £m	2022 £m
Active	1,418	1,508	1,390
Retired	8,147	8,730	8,540
Deferred	3,552	4,147	4,570
	13,117	14,385	14,500

Summary of Post-Retirement Benefit Obligation Analysed By Membership Category	The post-retirement benefit obligation analysed by membership category is as follows:

	2024 £m	2023 £m	2022 £m
Active	277	277	306
Retired	586	666	688
Deferred	–	–	–
	863	943	994

Summary of Weighted Average Duration of Defined Benefit Obligation	The weighted average duration of the defined benefit obligation is as follows:

	2024 years	2023 years	2022 years
Pension benefits	11	11	12
Post-retirement benefits	9	10	10

Summary of Changes In Assumptions Used on Benefit Obligations, Defined Benefit Pension and Post Retirement Costs	The effect of changes in assumptions used on the benefit obligations and on the 2025 annual defined benefit pension and post-
retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m
Discount rate
(Decrease)/increase in annual pension cost	(19)	17
Increase/(decrease) in annual post-retirement benefits cost	1	(1)
(Decrease)/increase in pension obligation	(309)	320
(Decrease)/increase in post-retirement benefits obligation	(17)	18
	0.75% increase £m	0.75% decrease £m
(Decrease)/increase in annual pension cost	(55)	51
Increase/(decrease) in annual post-retirement benefits cost	2	(3)
(Decrease)/increase in pension obligation	(883)	1,012
(Decrease)/increase in post-retirement benefits obligation	(49)	55

	0.25% increase £m	0.25% decrease £m
Inflation rate
Increase/(decrease) in annual pension cost	13	(12)
Increase/(decrease) in pension obligation	234	(229)
	0.75% increase £m	0.75% decrease £m
Increase/(decrease) in annual pension cost	42	(36)
Increase/(decrease) in pension obligation	737	(646)

	1 year increase £m
Life expectancy
Increase in annual pension cost	20
Increase in annual post-retirement benefits cost	2
Increase in pension obligation	380
Increase in post-retirement benefits obligation	29

	1% increase £m
Rate of future healthcare inflation
Increase in annual post-retirement benefits cost	2
Increase in post-retirement benefits obligation	22